Cover	Oct. 14, 2021	Oct. 12, 2021
Entity Addresses [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 14, 2021
Current Fiscal Year End Date	--12-31
Entity File Number	000-55740
Entity Registrant Name	ELECTRONIC SERVITOR PUBLICATION NETWORK INC.
Entity Central Index Key	0001709542
Entity Tax Identification Number		82-1873116
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	400 1ST AVE N.
Entity Address, Address Line Two	STE. 100
Entity Address, City or Town	MINNEAPOLIS
Entity Address, State or Province	MN
Entity Address, Postal Zip Code	55401
City Area Code	(612)
Local Phone Number	688-1407
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	true
Former Address [Member]
Entity Addresses [Line Items]
Entity Information, Former Legal or Registered Name	CANNASSIST INTERNATIONAL CORP.